Condensed Consolidating Statement Of Operations Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Casino	$ 98,572			$ 158,270						$ 256,265	$ 352,515	$ 625,207	$ 534,286	$ 505,779
Rooms	96,169			91,055						183,543	179,011	354,040	308,410	321,150
Food and beverage	138,373			125,994						247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,335			58,689						112,650	114,086	229,586	214,003	203,399
Gross revenues	389,449			434,008						799,777	877,746	1,663,545	1,473,939	1,416,102
Less: promotional allowances	(43,732)			(42,994)						(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,717	348,590	347,254	391,014	395,037	325,125	334,503	318,321	318,607	708,864	786,051	1,481,895	1,296,556	1,230,120
Operating costs and expenses:
Casino	67,326			69,712						146,256	154,184	298,229	288,263	275,341
Rooms	32,615			31,225						61,840	61,023	122,200	119,422	109,246
Food and beverage	79,699			70,399						145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456			36,903						71,530	74,588	146,989	145,284	133,824
General and administrative	58,289			55,714						113,506	110,008	225,457	237,678	246,776
Provision for doubtful accounts	(345)			3,772						4,018	8,524	20,332	15,729	12,438
Management fees	5,189			5,867						10,640	11,795	22,229	19,459	18,434
Pre-opening costs													2,479	346
Depreciation and amortization	62,776			66,253						126,194	132,049	263,639	274,305	313,759
Property charges and other	2,174			2,560						5,892	4,590	16,623	19,017	24,468
Total operating costs and expenses	342,179			342,405						684,900	688,268	1,380,576	1,377,870	1,374,399
Operating income (loss)	3,538	3,951	(415)	48,609	49,174	(13,412)	(16,195)	(17,222)	(34,485)	23,964	97,783	101,319	(81,314)	(144,279)
Other income (expense):
Interest and other income	359			66						396	139	263	408	67
Interest expense	(58,493)			(50,317)						(110,640)	(100,627)	(201,339)	(193,444)	(157,228)
Decrease in swap fair value	1,291			27						2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt										(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	105			98						218	254	296	309	(427)
Other income (expense), net	(56,738)			(50,126)						(112,594)	(98,866)	(196,951)	(267,015)	(165,591)
Net income (loss)/Comprehensive income (loss)	(53,200)			(1,517)						(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Issuers
Operating revenues:
Casino	98,572			158,270						256,265	352,515	625,207	534,286	505,779
Rooms	96,169			91,055						183,543	179,011	354,040	308,368	321,075
Food and beverage	138,373			125,994						247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,440			58,787						112,868	114,340	229,882	214,312	202,972
Gross revenues	389,554			434,106						799,995	878,000	1,663,841	1,474,206	1,415,600
Less: promotional allowances	(43,732)			(42,994)						(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,822			391,112						709,082	786,305	1,482,191	1,296,823	1,229,618
Operating costs and expenses:
Casino	67,326			69,712						146,256	154,184	298,229	288,263	275,341
Rooms	32,615			31,225						61,840	61,023	122,200	119,381	109,171
Food and beverage	79,699			70,399						145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456			36,903						71,530	74,588	146,989	145,284	133,824
General and administrative	58,608			56,008						114,165	110,594	226,715	239,105	248,566
Provision for doubtful accounts	(345)			3,772						4,018	8,524	20,332	15,729	12,438
Management fees	5,189			5,867						10,640	11,795	22,229	19,459	18,434
Pre-opening costs													2,479	346
Depreciation and amortization	61,831			65,325						124,333	130,193	259,929	270,280	309,012
Property charges and other	2,174			2,560						5,892	4,590	16,623	19,017	19,206
Total operating costs and expenses	341,553			341,771						683,698	686,998	1,378,124	1,375,231	1,366,105
Operating income (loss)	4,269			49,341						25,384	99,307	104,067	(78,408)	(136,487)
Other income (expense):
Interest and other income	359			66						396	139	263	408	46
Interest expense	(58,344)			(50,166)						(110,336)	(100,327)	(200,759)	(192,806)	(156,262)
Decrease in swap fair value	1,291			27						2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt										(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	(775)			(785)						(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Other income (expense), net	(57,469)			(50,858)						(114,014)	(100,390)	(199,699)	(269,921)	(173,383)
Net income (loss)/Comprehensive income (loss)	(53,200)			(1,517)						(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Guarantor Subsidiaries
Operating revenues:
Rooms													42	75
Gross revenues													42	75
Net revenues													42	75
Operating costs and expenses:
Rooms													41	75
General and administrative	(214)			(196)						(441)	(332)	(962)	(1,118)	(2,217)
Depreciation and amortization	945			928						1,861	1,856	3,710	4,025	4,747
Property charges and other														5,262
Total operating costs and expenses	731			732						1,420	1,524	2,748	2,948	7,867
Operating income (loss)	(731)			(732)						(1,420)	(1,524)	(2,748)	(2,906)	(7,792)
Other income (expense):
Interest and other income														21
Interest expense	(149)			(151)						(304)	(300)	(580)	(638)	(966)
Equity in income (loss) from unconsolidated affiliates	105			98						218	254	296	309	(427)
Other income (expense), net	(44)			(53)						(86)	(46)	(284)	(329)	(1,372)
Net income (loss)/Comprehensive income (loss)	(775)			(785)						(1,506)	(1,570)	(3,032)	(3,235)	(9,164)
Eliminating Entries
Operating revenues:
Entertainment, retail and other	(105)			(98)						(218)	(254)	(296)	(309)	427
Gross revenues	(105)			(98)						(218)	(254)	(296)	(309)	427
Net revenues	(105)			(98)						(218)	(254)	(296)	(309)	427
Operating costs and expenses:
General and administrative	(105)			(98)						(218)	(254)	(296)	(309)	427
Total operating costs and expenses	(105)			(98)						(218)	(254)	(296)	(309)	427
Other income (expense):
Equity in income (loss) from unconsolidated affiliates	775			785						1,506	1,570	3,032	3,235	9,164
Other income (expense), net	775			785						1,506	1,570	3,032	3,235	9,164
Net income (loss)/Comprehensive income (loss)	$ 775			$ 785						$ 1,506	$ 1,570	$ 3,032	$ 3,235	$ 9,164